Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial Instruments

17. Financial Instruments

Fair value

The following table sets forth the major financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2024 and 2025:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2024
Short-term investments	63,064	63,064
Total	63,064	63,064
As of December 31, 2025
Short-term investments	298,290	298,290
Total	298,290	298,290

The short-term investments are comprised of investments in wealth management products issued by financial institutions. The Group estimates the fair value of investments in short-term investments using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The short-term investments usually have short original maturities of less than 1 year, the carrying value approximates to fair value.

During the years ended December 31, 2024 and 2025, gross unrealized gains of RMB2,019 and RMB2,760 were recorded in short-term investments, respectively.

17. Financial Instruments (Continued)

Fair value (Continued)

The financial liabilities mainly comprised of the loans from NetEase Group. The rates of interest under the loan agreements from NetEase Group were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term loan and long-term loans.

For other financial assets and liabilities that are not measured at fair value, the carrying values approximate their fair values due to short maturities or the interest rates are close to the market interest rates.